OTHER OPERATING GAINS & LOSSES (Tables)	6 Months Ended
Jun. 30, 2019
Operating Income (Loss) [Abstract]
Other Operating Gains & Losses

(in thousands of $)	2019	2018
Loss on lease termination	—	(5,819)
Gain on insurance settlements	288	—
Gain (loss) on pool arrangements	681	(851)
Other operating losses	969	(6,670)